Note 6 - Loans Payable - Loans Payable (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans payable	$ 10,096,386	$ 10,121,411	$ 10,107,205
Short-term Loan Payable to Global Holdings International, LLC [Member]
Loans payable	9,675,000	9,675,000	9,675,000
Short-term Mortgage Payable to ARG & Pals, Inc. [Member]
Loans payable	271,386	296,411	282,205
Short-term Loan Payable to an Individual [Member]
Loans payable	50,000	50,000	50,000
Second Short-term Loan Payable to an Individual [Member]
Loans payable	$ 100,000	$ 100,000	$ 100,000